Trade Accounts Receivable - Schedule of Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance beginning	R$ (589)	R$ (149)
Allowance recorded during the year	(675)	(1,223)
Balance ending	(1,264)	(1,372)
Allowance recorded during the year	R$ (675)	R$ (1,223)